Investment in associated companies - Book Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment	$ 27	$ 24
Sonadrill
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment	27	22
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment	$ 0	$ 2